As filed with the Securities and Exchange Commission on July 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-22852)

Loeb King Trust
(Exact name of registrant as specified in charter)

125 Broad Street
14th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

David Hampson
125 Broad Street
14th Floor
New York, NY 10004
 (Name and address of agent for service)

212-483-7000
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1. Schedule of Investments.

Loeb King Alternative Strategies Fund
Schedule of Investments
May 31, 2014 (Unaudited)

		Fair
	Quantity	Value
COMMON STOCKS - 61.0%
Consumer Discretionary - 8.2%
Axel Springer SE (a)	607	$39,096
Cooper Tire & Rubber Co.	2,000	55,660
Digital Cinema Destinations Corp. (b)	1,074	6,208
DIRECTV (b)	3,153	259,933
DISH Network Corp. (b)	4,978	292,009
Freds, Inc.	1,635	24,966
H&R Block, Inc.	5,900	175,702
Hastings Entertainment, Inc. (b)	2,062	6,083
Imvescor Restaurant Group, Inc. (a)(b)	20,621	46,594
Jos A. Bank Clothiers, Inc. (b)	385	25,006
Loral Space & Communications, Inc. (b)	1,162	84,059
Mood Media Corp. (a)(b)	1,064	569
Morgans Hotel Group Co. (b)	5,134	40,559
New York & Co., Inc. (b)	12,635	50,035
Sizmek, Inc. (b)	1,020	9,935
Time Warner Cable, Inc. (e)	5,835	823,669
Vail Resorts, Inc.	2,566	178,824
Total Consumer Discretionary		2,118,907

Consumer Staples - 5.0%
ConAgra Foods, Inc.	3,928	126,874
Hillshire Brands Co.	8,299	442,171
Kellogg Co.	200	13,796
Maple Leaf Foods, Inc. (a)(b)(e)	21,443	370,007
Reynolds American, Inc.	2,101	125,283
Safeway, Inc. (e)	2,788	95,740
Sysco Corp.	3,102	116,418
Total Consumer Staples		1,290,289

Energy - 0.7%
Harvest Natural Resources, Inc. (b)	7,595	37,064
Noble Corp. PLC (a)	2,493	78,430
Spartan Energy Corp. (a)(b)	6,811	24,308
Syntroleum Corp. (b)	10,214	34,728
Tourmaline Oil Corp. (a)(b)	1	35
Total Energy		174,565

		Fair
	Quantity	Value
Financials - 14.5%
1st United Bancorp, Inc.	17,430	$145,540
Aareal Bank AG (a)	1,495	70,726
Ally Financial, Inc. (b)	10,397	244,953
Aozora Bank Ltd. (a)(e)	98,285	301,227
Aspen Insurance Holdings Ltd. (a)	2,970	136,471
Astoria Financial Corp.	5,215	66,648
BGC Partners, Inc. (e)	54,901	384,307
Capmark Financial Group, Inc.	2,847	12,811
Cascade Bancorp (b)	17,963	77,959
Chong Hing Bank Ltd. (a)(f)	16	32
DIC Asset AG (a)	6,659	71,384
Federal Home Loan Motrtgage Corp. (b)	1,741	7,730
Federal National Mortgage Association (b)	2,610	11,562
Hallmark Financial Services, Inc. (b)	4,608	45,112
Heritage Financial Corp.	1,247	19,640
Hudson City Bancorp, Inc.	17,845	174,346
Meadowbrook Insurance Group, Inc.	34,081	232,092
Mediobanca SpA (a)(b)	2,483	24,878
National Interstate Corp. (e)	15,118	427,688
North Valley Bancorp (b)	3,294	70,294
OBA Financial Services, Inc. (b)	15,831	334,826
Old National Bancorp	1	11
OmniAmerican Bancorp, Inc.	18,552	446,547
SP Bancorp, Inc. (b)	2,980	85,526
Synovus Financial Corp.	3,439	79,303
United Bancorp Inc. (b)	17,124	206,344
United Financial Bancorp, Inc.	33	445
Wing Hang Bank Ltd. (a)	2,513	40,128
Yadkin Financial Corp. (b)	1,581	29,802
Total Financials		3,748,332

Health Care - 15.5%
Accretive Health, Inc. (b)	13,149	98,486
Allergan, Inc. (e)	6,306	1,056,003
AstraZeneca PLC - ADR (a)	4,631	334,358
Baxter International, Inc.	3,398	252,845
Biodelivery Sciences International, Inc. (b)	3,154	30,184
Chindex International, Inc. (b)	1,752	41,487
CONMED Corp. (e)	16,237	729,041
Endo International PLC (a)(b)	2,302	164,577
Extendicare, Inc. (a)(b)	11,389	77,201
Forest Laboratories, Inc. (b)(e)	8,588	813,971
Furiex Pharmaceuticals, Inc. (b)	335	34,626
Mylan, Inc. (b)	33	1,645
Rhoen Klinikum AG (a)	2,254	74,341
Shire PLC - ADR (a)	400	69,356
Teva Pharmaceutical Industries Ltd. - ADR (a)(e)	4,578	231,143
Total Health Care		4,009,264

		Fair
	Quantity	Value
Industrials - 5.4%
B/E Aerospace, Inc. (b)	8,430	$815,603
Bilfinger SE (a)	298	35,114
Brinks Co.	12,719	339,597
Foster Wheeler AG (a)	5,411	183,216
GEA Group AG (a)	698	30,024
Schawk, Inc.	342	6,943
Total Industrials		1,410,497

Information Technology - 7.4%
AutoNavi Holdings Ltd. - ADR (a)(b)	1,911	39,806
BlackBerry Ltd. (a)(b)	1,740	13,224
Blackhawk Network Holdings, Inc. (b)(e)	115	2,821
Compuware Corp.	17,915	177,358
eBay, Inc. (b)	2,200	111,606
Giant Interactive Group, Inc. - ADR (a)	3,251	38,232
Mitel Networks Corp. (b)	6,721	74,334
Nokia OYJ - ADR (a)(b)(e)	31,123	253,030
Nuance Communications, Inc. (b)	12,522	202,669
NVIDIA Corp.	4,281	81,339
PNI Digital Media, Inc. (a)(b)	25,488	39,491
Quantum Corp. (b)	17,590	20,053
RDA Microelectronics, Inc. - ADR (a)	3,504	59,323
RF Micro Devices, Inc. (b)	3,481	32,756
Shanda Games Ltd. - ADR (a)(b)	5,772	38,499
Skyworks Solutions, Inc.	400	17,324
TiVo, Inc. (b)(e)	19,234	228,885
Tokyo Electron Ltd - ADR (a)(b)	11,630	175,729
Tokyo Electron Ltd. (a)	1,721	103,344
TriQuint Semiconductor, Inc. (b)	8,429	131,155
Zygo Corp. (b)	4,026	77,380
Total Information Technology		1,918,358

Materials - 3.2%
Barrick Gold Corp. (a)	3,408	54,903
Gold Reserve, Inc. (a)(b)	3,716	12,523
KWG Resources, Inc. (a)(b)	1,938,864	125,169
Martin Marietta Materials, Inc.	1,332	163,569
Newmont Mining Corp.	6,527	149,403
Osisko Mining Corp. (a)(b)	27,876	207,470
Sandstorm Metals & Energy Ltd. (a)(b)	4,047	5,076
Solitario Exploration & Realty Corp. (b)	40,643	48,771
Sulliden Gold Corp. Ltd. (a)(b)	11,513	10,618
Verso Paper Corp. (b)	869	2,164
Yongye International, Inc. (b)	5,957	42,056
Total Materials		821,722

		Fair
	Quantity	Value
Telecommunication Services - 0.5%
Globalstar, Inc. (b)	16,800	$58,128
Koninklijke KPN NV (a)(b)	5,254	19,416
NTS, Inc. (b)	34,990	69,280
Total Telecommunication Services		146,824

Utilities - 0.6%
China Hydroelectric Corp. - ADR (a)(b)	16,682	57,219
UNS Energy Corp.	1,650	99,941
Total Utilities		157,160
TOTAL COMMON STOCKS (Cost $15,541,921)		15,795,918

REITS - 1.0%
American Homes 4 Rent - Series C (b)	1,152	28,800
CommonWealth REIT - Series D	6,055	144,714
Newcastle Investment Corp.	13,919	67,090
Strategic Hotels & Resorts, Inc.- Series B	251	6,417
Strategic Hotels & Resorts, Inc.- Series C	243	6,197
TOTAL REITS (Cost $262,986)		253,218

PREFERRED STOCKS - 0.2%
Financials - 0.2%
Ally Financial, Inc. (c)	31	31,263
American Homes 4 Rent - Series A	620	15,897
American Homes 4 Rent - Series B	82	2,038
Fannie Mae (b)	1,228	12,624
Total Financials		61,822
TOTAL PREFERRED STOCKS (Cost $59,905)		61,822

CONVERTIBLE BONDS - 0.1%
Information Technology - 0.1%
Nortel Networks Corp., 1.75%, 4/15/2014 (a)(g)	23,000	23,115
TOTAL CONVERTIBLE BONDS (Cost $22,820)		23,115

CORPORATE BONDS - 1.5%
Consumer Discretionary - 0.0%
Cengage Learning Acquisitions, Inc., 12.00%, 6/30/2019 (c)(f)(g)	11,000	3,050
Total Consumer Discretionary		3,050

Energy - 0.3%
Overseas Shipholding Group, Inc., 8.125%, 3/30/2018 (g)	72,000	85,320
Total Energy		85,320

		Fair
	Quantity	Value
Financials - 0.8%
Ambac Assurance Corp., 5.10%, 6/7/2020 (c)(g)	42,000	$47,513
Lehman Brothers Holdings, Inc., 5.625%, 12/31/2014 (g)	796,000	147,592
Total Financials		195,105

Information Technology - 0.2%
Avaya, Inc., 10.50%, 3/01/2021 (c)	64,000	57,920
Northern Telecom Ltd., 6.875%, 9/01/2023 (a)(g)	9,000	3,960
Total Information Technology		61,880

Materials - 0.1%
Hexion US Finance Corp., 6.625%, 4/15/2020	30,000	31,575
Total Materials		31,575

Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC, 11.00%, 10/01/2021 (g)	16,000	18,080
Total Utilities		18,080
TOTAL CORPORATE BONDS (Cost $372,012)		395,010

BANK LOANS - 3.4%
Bennu Oil & Gas LLC, 0.00%, 11/1/2018 (d)	29,000	29,109
Caesar's 1st Lien Tl, 7.00%, 10/01/2020 (d)	35,940	35,767
Clear Channel Outdoor Holdings, Inc., 6.91%, 1/30/2019 (d)	47,750	47,163
CRC Health Group, Inc., 9.00%, 9/28/2021 (d)	50,000	50,032
Fairpoint Communications, Inc., 7.50%, 1/30/2019 (d)	98,899	102,045
Harland Clarke Holdings, 6.00%, 8/17/2019 (d)	22,913	23,228
HD Supply, Inc., 4.00%, 6/28/2018 (d)	78,600	78,535
JC Penney Company, Inc., 6.00%, 5/22/2018 (d)	21,945	22,115
Kinetic Concepts, Inc., 4.00%, 5/4/2018 (d)	32,917	32,935
Manwin Licensing Intl., 14.00%, 10/18/2018 (d)	75,503	82,015
NRG Energy, Inc., 2.75%, 7/1/2018 (d)	52,734	52,369
Pelican Products, Inc., 9.25%, 4/8/2021 (d)	25,000	25,250
Reynolds Group, 0.00%, 12/1/2018 (d)	22,943	22,949
Samson Investment Co., 5.00%, 9/25/2018 (d)	29,000	28,935
Service Masters, Inc., 4.42%, 1/31/2017 (d)	27,430	27,459
Texas Competitive Electrical Holdings
0.00%, 5/5/2016 (d)	10,723	10,763
0.00%, 5/5/2016 (d)	8,277	8,308
TransDigm, Inc., 3.50%, 2/14/2017 (d)	51,738	51,635
Travelport LLC, 9.50%, 1/31/2016 (d)	48,000	49,344
Twin River Management Group, Inc., 0.00%, 4/11/2020 (d)	57,000	56,572
Valeant Pharmaceuticals International, Inc., 3.75%, 2/13/2019 (d)	29,803	29,728
TOTAL BANK LOANS (Cost $861,039)		866,256

EXCHANGE TRADED FUNDS - 3.5%
ProShares Short 20+ Year Treasury ETF (b)	1,632	47,002
SPDR Euro STOXX 50 ETF	9,615	425,560
WisdomTree Europe Hedged Equity Fund ETF	7,228	429,632
TOTAL EXCHANGE TRADED FUNDS (Cost $879,573)		902,194

CLOSED END FUNDS - 0.0%
Medallion Financial Corp.	872	11,781
TOTAL CLOSED END FUNDS (Cost $12,085)		11,781

		Fair
	Quantity	Value
PURCHASED OPTIONS - 0.4%
Call Options- 0.1%
Penn West Petroleum Ltd.
Expiration: June 2014, Exercise Price: $8.00	55	$6,325
S&P 500 Index
Expiration: June 2014, Exercise Price: $1,910.00	6	14,160
T Mobile U.S.
Expiration: July 2014, Exercise Price: $37.00	35	3,605
TOTAL CALL OPTIONS (Cost $12,352)		24,090

Put Options- 0.3%
Allergan, Inc.
Expiration: June 2014, Exercise Price: $140.00	3	165
Expiration: July 2014, Exercise Price: $155.00	79	23,463
American Capital Agency Corp.
Expiration: January 2015, Exercise Price: $18.00	1	15
Annaly Capital Management, Inc.
Expiration: January 2015, Exercise Price: $8.00	3	36
B/E Aerospace, Inc.
Expiration: July 2014, Exercise Price: $90.00	9	1,476
Biodelivery Sciences International, Inc.
Expiration: September 2014, Exercise Price: $5.00	9	135
Expiration: September 2014, Exercise Price: $7.50	9	855
DISH Network Corp.
Expiration: June 2014, Exercise Price: $55.00	12	840
Expiration: June 2014, Exercise Price: $57.50	4	620
Expiration: June 2014, Exercise Price: $60.00	4	1,180
eBay, Inc.
Expiration: June 2014, Exercise Price: $50.00	17	1,139
Forest Laboratories, Inc.
Expiration: July 2014, Exercise Price: $80.00	23	230
Hillshire Brands Co.
Expiration: June 2014, Exercise Price: $34.00	9	27
Expiration: June 2014, Exercise Price: $35.00	18	0
Expiration: June 2014, Exercise Price: $41.00	9	45
Expiration: July 2014, Exercise Price: $35.00	9	0
International Business Machines Corp.
Expiration: July 2014, Exercise Price: $170.00	5	415
Expiration: July 2014, Exercise Price: $180.00	3	843
iShares Russell 2000
Expiration: June 2014, Exercise Price: $110.00	25	2,275
Expiration: June 2014, Exercise Price: $111.00	18	2,160
Jos A. Bank Clothiers, Inc.
Expiration: July 2014, Exercise Price: $60.00	4	20
Expiration: July 2014, Exercise Price: $65.00	6	90
Lorillard, Inc.
Expiration: June 2014, Exercise Price: $52.50	5	60
Expiration: June 2014, Exercise Price: $55.00	8	136

		Fair
	Quantity	Value
Nokia Corp.
Expiration: June 2014, Exercise Price: $6.00	34	$34
Expiration: June 2014, Exercise Price: $7.00	123	492
Nuance Communications, Inc.
Expiration: June 2014, Exercise Price: $15.00	21	105
Expiration: July 2014, Exercise Price: $15.00	76	1,900
PowerShares QQQ Trust Series 1
Expiration: June 2014, Exercise Price: $85.63	9	99
Reynolds American, Inc.
Expiration: June 2014, Exercise Price: $50.00	12	60
Russell 2000 Index
Expiration: June 2014, Exercise Price: $1,130.00	2	3,340
Expiration: July 2014, Exercise Price: $1,080.00	1	1,221
Expiration: July 2014, Exercise Price: $1,130.00	3	8,112
Expiration: July 2014, Exercise Price: $1,140.00	3	9,261
S&P 500 Index
Expiration: June 2014, Exercise Price: $1,860.00	2	720
Expiration: June 2014, Exercise Price: $1,880.00	1	600
Expiration: July 2014, Exercise Price: $1,885.00	1	1,845
Expiration: July 2014, Exercise Price: $1,900.00	1	2,220
SPDR Energy Fund Select Sector
Expiration: June 2014, Exercise Price: $87.00	6	30
SPDR S&P 500
Expiration: June 2014, Exercise Price: $185.00	12	384
Expiration: July 2014, Exercise Price: $185.00	5	580
Expiration: June 2014, Exercise Price: $188.00	23	1,564
Expiration: June 2014, Exercise Price: $187.00	18	954
Expiration: July 2014, Exercise Price: $188.00	4	696
T Mobile U.S.
Expiration: June 2014, Exercise Price: $23.00	8	0
Expiration: July 2014, Exercise Price: $35.00	52	9,516
Expiration: June 2014, Exercise Price: $27.00	104	312
Expiration: June 2014, Exercise Price: $30.00	9	90
Expiration: July 2014, Exercise Price: $36.00	52	6,812
Tesla Motors, Inc.
Expiration: September 2014, Exercise Price: $220.00	1	2,780
TOTAL PUT OPTIONS (Cost: 167,707)		89,952
TOTAL PURCHASED OPTIONS (Cost $180,059)		114,042

COMMERCIAL PAPER - 0.4%
Pacific Drilling SA, 8.25% 02/23/2015 (a)	100,000	103,750
TOTAL COMMERCIAL PAPER (Cost $103,679 )		103,750

Total Investments (Cost $18,296,079) - 71.5%		$18,527,106
Cash (e) - 14.6%		3,785,167
Other Assets in Excess of Liabilities - 13.9%		3,575,869
TOTAL NET ASSETS - 100.0%		$25,888,142

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At May 31, 2014, the market value of these securities total $139,746 which represents 0.5% of total net assets.

(d)	Variable rate security. The rate shown represents the rate at May 31, 2014.
(e)	All or a portion of the security has been pledged in connection with open short securities and written options contracts.
(f)
Securities for which market quotations are not readily available are valued at fair value determined by the Adviser.  Such values are approved on a quarterly basis by the Board of Trustees.  The total fair value of such securities at May 31, 2014 is $3,082, which represents 0.01% of total net assets.

(g)	Represents a security in default.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following information for the Fund is presented on an income tax basis as of May 31, 2014*:
	Cost of Investments	$18,296,079
	Gross Unrealized Appreciation	643,767
	Gross Unrealized Depreciation	(412,740)
	Net Unrealized Gain/(Loss)	$231,027

Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Please refer to the notes to financial statements section in the Fund's upcoming annual report for federal tax information.

Loeb King Alternative Strategies Fund
Schedule of Securities Sold Short
May 31, 2014 (Unaudited)

		Fair
	Quantity	Value
COMMON STOCKS - 17.6%
Consumer Discretionary - 5.1%
Carmike Cinemas, Inc. (b)	191	$6,570
Comcast Corp.	13,901	725,632
Cooper Tire & Rubber Co.	2,000	55,660
DISH Network Corp. (b)	1,300	76,258
H&R Block, Inc.	1,000	29,780
Liberty Global PLC (a)	1,684	75,814
Liberty Global PLC (a)	3,865	165,422
Matthews International Corp.	69	2,829
Tesla Motors, Inc. (b)	145	30,127
Time Warner Cable, Inc.	1,000	141,160
Total Consumer Discretionary		1,309,252

Consumer Staples - 0.1%
Chiquita Brands International, Inc. (b)	2,120	21,751
Kellogg Co.	200	13,796
Total Consumer Staples		35,547

Energy - 0.2%
Renewable Energy Group, Inc. (b)	2,662	26,327
Spartan Energy Corp. (a)(b)	6,811	24,310
Total Energy		50,637

Financials - 5.1%
BankUnited, Inc.	443	14,415
BofI Holding, Inc. (b)	408	31,347
Cascade Bancorp (b)	9,493	41,200
Endurance Specialty Holdings Ltd. (a)	930	48,100
FNB Corp./PA	28,158	344,654
Heritage Financial Corp./WA	1,247	19,640
M&T Bank Corp.	1,499	181,934
Old National Bancorp/IN	11,979	162,076
Southside BancQuantity, Inc.	8,276	213,686
Springleaf Holdings, Inc. (b)	892	20,935
Trico BancQuantity	3,107	71,119
United Financial Bancorp, Inc.	33	444
Valley National Bancorp	15,513	150,321
VantageSouth BancQuantity, Inc. (b)	5,059	30,809
Total Financials		1,330,680

Health Care - 3.0%
Actavis PLC (b)	2,839	600,562
Teva Pharmaceutical Industries Ltd. - ADR (a)	1,000	50,490
Valeant Pharmaceuticals International, Inc. (b)	876	114,940
Total Health Care		765,992

		Fair
	Quantity	Value
Industrials - 0.2%
Brinks Co.	2,100	$56,070
Total Industrials		56,070

Information Technology - 2.1%
Apple, Inc.	108	68,364
Applied Materials, Inc.	15,045	303,759
Blackhawk Network Holdings, Inc. (b)	115	2,821
eBay, Inc. (b)	500	25,365
International Business Machines Corp.	192	35,397
Mitel Networks Corp. (a)	6,721	74,334
Sierra Wireless, Inc. (a)	1,402	26,330
Skyworks Solutions, Inc.	400	17,324
Total Information Technology		553,694

Materials - 1.1%
Agnico Eagle Mines Ltd. (a)(b)	2,025	61,611
Asanko Gold, Inc. (a)(b)	1	2
Rio Alto Mining Ltd. (a)(b)	6,065	10,348
Sandstorm Gold Ltd. (a)(b)	720	3,792
Texas Industries, Inc. (b)	1,905	163,620
Yamana Gold, Inc. (a)(b)	7,379	55,055
Total Materials		294,428

Telecommunication Services - 0.7%
AT&T, Inc.	4,218	149,612
Cbeyond, Inc. (b)	1,800	17,766
Total Telecommunication Services		167,378
TOTAL COMMON STOCKS (Proceeds $4,503,238)		4,563,678

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
Cengage Learning, Inc. (b)(c)	85	2,975
TOTAL PREFERRED STOCKS (Proceeds $3,206)		2,975

CORPORATE BONDS - 1.2%
Consumer Staples - 0.1%
Constellation Brands, Inc., 4.250%, 5/1/2023	17,000	16,958
Total Consumer Staples		16,958

Health Care - 0.1%
Kinetic Concepts, Inc., 10.500%, 11/1/2018	26,000	29,499
Total Health Care		29,499

Industrials - 0.3%
HD Supply, Inc., 7.500%, 7/15/2020	51,000	55,335
TransDigm, Inc., 7.500%, 7/15/2021	34,000	37,485
Total Industrials		92,820

Information Technology - 0.1%
International Business Machines Corp., 3.625%, 2/12/2024	24,000	24,667
Total Information Technology		24,667

Materials - 0.1%
Hexion US Finance Corp.
8.875%, 2/1/2018	20,000	20,850
9.000%, 11/15/2020	10,000	10,000
Total Materials		30,850

Technology - 0.1%
iPayment, Inc., 10.250%, 5/15/2018	18,000	13,410
Total Technology		13,410

		Fair
	Quantity	Value
Telecommunication Services - 0.3%
Verizon Communications, Inc., 6.550%, 9/15/2043	50,000	$63,464
Total Telecommunication Services		63,464

Utilities - 0.1%
NRG Energy, Inc., 7.875%, 5/15/2021	32,000	35,600
Total Utilities		35,600
TOTAL CORPORATE BONDS (Proceeds $297,970)		307,268

EXCHANGE TRADED FUNDS - 7.9%
iQuantity iBoxx $ High Yield Corporate Bond ETF	2,979	283,154
iQuantity MSCI Germany ETF	1,689	54,285
iQuantity MSCI Spain Capped ETF	277	11,856
iQuantity Russell 2000 ETF	1,848	208,565
Market Vectors Gold Miners ETF	6,216	139,860
Market Vectors Oil Services ETF	869	46,161
Market Vectors Pharmaceutical ETF	810	48,754
Market Vectors Russia ETF	1,583	39,733
Market Vectors Semiconductor ETF	218	10,102
Nomura TOPIX ETF (a)	7,774	94,235
PowerQuantity QQQ Trust Series 1	1,602	146,279
SPDR Barclays High Yield Bond ETF	432	17,941
SPDR S&P 500 ETF	5,137	989,540
SPDR S&P Regional Banking ETF	1,127	43,153
WisdomTree Japan Hedged Equity Fund	370	17,693
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,104,261)		2,151,311

CLOSED END FUNDS - 0.6%
Prospect Capital Corp.	6,182	61,449
TOTAL CLOSED END FUNDS (Proceeds $63,394)		61,449

REITS - 0.7%
American Capital Agency Corp.	825	19,577
CommonWealth REIT	6,142	161,596
TOTAL REITS (Proceeds $174,709)		181,173

Total Securities Sold Short (Proceeds $7,146,779) - 28.0%		$7,267,854

Percentages are stated as a percent of net assets

As of May 31, 2014, securities and cash collateral of $13,142,840 has been pledged in connection with open short securities and written options contracts.

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing.
(c)
Restricted security as defined in Rule 144(b) under the Securities Act of 1933.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At May 31, 2014, the market value of these securities total $2,975 which represents 0.01% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Loeb King Alternative Strategies Fund
Schedule of Options Written
May 31, 2014 (Unaudited)

	Number of	Fair
	Contracts	Value
CALL OPTIONS
Astrazeneca PLC
Expiration: June 2014, Exercise Price: $72.50	24	$3,360
B/E Aerospace, Inc.
Expiration: June 2014, Exercise Price: $95.00	32	9,824
Expiration: June 2014, Exercise Price: $100.00	23	4,140
Expiration: July 2014, Exercise Price: $95.00	3	1,500
Expiration: July 2014, Exercise Price: $100.00	8	2,320
Biodelivery Sciences International, Inc.
Expiration: September 2014, Exercise Price: $10.00	18	3,510
Brinks Co.
Expiration: June 2014, Exercise Price: $25.00	32	7,040
DISH Network Corp.
Expiration: June 2014, Exercise Price: $60.00	3	441
Expiration: June 2014, Exercise Price: $62.50	8	688
Expiration: June 2014, Exercise Price: $65.00	12	600
Harvest Natural Resources, Inc.
Expiration: June 2014, Exercise Price: $5.00	7	175
Nokia Corp.
Expiration: June 2014, Exercise Price: $7.00	34	3,944
NVIDIA Corp.
Expiration: June 2014, Exercise Price: $18.00	9	954
Penn West Petroleum Ltd.
Expiration: June 2014, Exercise Price: $9.00	55	2,200
S&P 500 Index
Expiration: June 2014, Exercise Price: $1,900.00	6	17,760
Shire PLC
Expiration: June 2014, Exercise Price: $170.00	4	2,960
Teva Pharmaceutical Industries Ltd.
Expiration: June 2014, Exercise Price: $50.00	20	3,340
TiVo, Inc.
Expiration: June 2014, Exercise Price: $12.00	137	3,425

Total Options Written (Premiums received $69,803)		$68,181

As of May 31, 2014, securities and cash collateral of $13,142,840 has been pledged in connection with open short securities and written options contracts.

Loeb King Alternative Strategies Fund
Schedule of Total Return Swaps
May 31, 2014 (Unaudited)

Reference Entity	Counterparty	Termination Date	Interest Rate Receive/(Pay) (a)	Number of Contracts Long/(Short)	Notional Amount (b)	Unrealized Appreciation/ (Depreciation)
Alstom SA	JP Morgan Chase	7/31/2014	1.01%	2,229	$ 88,116	$ 1,571
AMEC PLC	JP Morgan Chase	1/23/2015	0.06%	(4,869)	(98,590)	376
Assicurazioni Generali SpA	JP Morgan Chase	7/31/2014	(0.11)%	(2,374)	(53,752)	(2,240)
Aurora Oil & Gas Ltd.	JP Morgan Chase	2/17/2015	3.15%	8,280	32,210	183
Bourbon SA	JP Morgan Chase	7/31/2014	1.01%	4,446	139,091	(5,740)
Bouygues SA	JP Morgan Chase	7/31/2014	1.01%	1,240	57,564	2,324
BWG Homes ASA	JP Morgan Chase	7/31/2014	2.30%	15,047	36,876	(413)
Caisse Regionale Credit Agricole Mutuel d'lle et Vilaine	JP Morgan Chase	7/31/2014	1.01%	191	17,145	(193)
Caisse Regionale de Credit Agricole Mutuel Alpes Provence	JP Morgan Chase	7/31/2014	1.01%	146	13,663	56
Caisse Regionale de Credit Agricole Mutuel de la Touraine et du Poitou	JP Morgan Chase	7/31/2014	1.01%	140	13,206	288
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	JP Morgan Chase	7/31/2014	1.01%	292	41,476	(1,801)
Caisse Regionale de Credit Agricole Mutuel Nord de France	JP Morgan Chase	7/31/2014	1.01%	1,091	25,848	867
Caracal Energy, Inc.	JP Morgan Chase	1/23/2015	1.08%	10,753	98,231	(205)
Carphone Warehouse Group PLC	JP Morgan Chase	1/23/2015	0.06%	(14,932)	(80,093)	(1,708)
Credit Agricole Atlantique Vendee	JP Morgan Chase	7/31/2014	1.01%	227	29,397	(614)
Credit Agricole Loire Haute-Loire	JP Morgan Chase	7/31/2014	1.01%	129	12,661	19
David Jones Ltd.	JP Morgan Chase	4/15/2015	3.15%	24,050	90,424	2,727
Dixons Retail PLC	JP Morgan Chase	1/23/2015	1.08%	126,596	102,917	4,292
Fyffes PLC	JP Morgan Chase	7/31/2014	1.14%	15,723	23,148	(210)
Generale de Sante SA	JP Morgan Chase	7/31/2014	1.01%	980	21,975	83
Groupe Steria SCA	JP Morgan Chase	7/31/2014	1.01%	1,274	34,594	(204)
Heritage Oil SPA	JP Morgan Chase	1/23/2015	1.08%	16,953	90,308	169
IOOF Holdings Ltd.	JP Morgan Chase	5/29/2015	1.91%	(2,110)	(16,672)	52
Italcementi SpA	JP Morgan Chase	7/31/2014	1.01%	2,559	29,023	2,585
Jazztel PLC	JP Morgan Chase	7/31/2014	1.01%	2,809	41,201	(185)
Koninklijke KPN NV	JP Morgan Chase	7/31/2014	1.01%	21,199	78,341	(75)
Lyxor ETF STOXX Europe 600 Banks	JP Morgan Chase	7/31/2014	(0.81)%	(1,236)	(37,286)	(898)
Mediobanca SpA	JP Morgan Chase	7/31/2014	1.01%	7,155	71,688	4,692
PanAust Ltd.	JP Morgan Chase	5/19/2015	3.15%	7,999	16,377	205
Rautaruukki OYJ	JP Morgan Chase	7/31/2014	0.93%	2,484	36,028	3,967
Readsoft AB - B Shares	JP Morgan Chase	7/31/2014	1.40%	471	2,808	(11)
Safeway, Inc.	JP Morgan Chase	1/23/2015	0.44%	4,831	165,897	(144)
SFG Australia Ltd.	JP Morgan Chase	5/23/2015	3.16%	20,291	16,476	44
SSAB AB - A Shares	JP Morgan Chase	7/31/2014	(14.22)%	(1,180)	(11,303)	(952)
SSAB AB - B Shares	JP Morgan Chase	7/31/2014	(2.52)%	(3,013)	(25,236)	(2,300)
Telecom Italia SpA	JP Morgan Chase	7/31/2014	(0.11)%	92,530	88,356	7,643
Telecom Italia SpA	JP Morgan Chase	7/31/2014	1.01%	(57,261)	(71,109)	(6,332)
Telekom Austria AG	JP Morgan Chase	7/31/2014	0.93%	16,759	162,955	(135)
Wolfson Microelectronics PLC	JP Morgan Chase	1/23/2015	1.08%	9,571	37,300	(179)
Ziggo NV	JP Morgan Chase	7/31/2014	0.90%	7,595	358,065	4,763
					$ 1,679,324	$ 12,367

(a) The interest rate represents the average financing rate as of May 31, 2014.
(b) Notional value represents the market value (including any fees on commissions) of the long and short positions when they are established.

Summary of Fair Value Exposure at May 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.  If such prices are not available, the security will be valued at a bid price from at least one independent broker. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, bank loans, U.S. Treasuries and U.S. government agency issues are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third- party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker- supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available form an independent broker, the security may be valued at its purchase price.  Each day thereafter, the debt security will be valued according to the procedures approved by the Board until an independent source can be secured.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  If such prices are not available, the security will be valued at a bid price from at least one independent broker.  These securities will generally be classified in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  These securities will generally be categorized in level 1 of the fair value hierarchy.  Equity total return swap transactions are valued at fair value, based upon the price of the underlying security taking into account any fees and expenses associated with the swap agreement.  Equity total return swap contracts are generally classified in level 2 of the fair value heirarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.  These securities will generally be categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Long Securities
Common Stocks	$15,795,886	$-	$32	$15,795,918
REITS	253,218	-	-	253,218
Preferred Stocks	30,559	31,263	-	61,822
Convertible Bonds	-	23,115	-	23,115
Corporate Bonds	-	391,960	3,050	395,010
Bank Loans	-	866,256	-	866,256
Exchange Traded Funds	902,194	-	-	902,194
Closed End Fund	11,781	-	-	11,781
Commercial Paper	-	103,750	-	103,750
Purchased Options	106,845	7,197	-	114,042
Total Investment in Long Securities	$17,100,483	$1,423,541	$3,082	$18,527,106

Securities Sold Short
Common Stocks	$4,563,678	$-	$-	$4,563,678
Corporate Bonds	-	307,268	-	307,268
Preferred Stock	-	2,975	-	2,975
Exchange Traded Funds	2,151,311	-	-	2,151,311
Closed End Fund	61,449	-	-	61,449
REITS	181,173	-	-	181,173
Total Investment in Short Securities	$6,957,611	$310,243	$-	$7,267,854

Written Options	$68,181	$-	$-	$68,181

Other Financial Instruments*
Total Return Swap Contracts (Long)	$-	$2,073,363	$-	$2,073,363
Total Return Swap Contracts (Short)	-	(394,039)	-	(394,039)
Total Other Financial Instruments	$-	$1,679,324	$-	$1,679,324

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps, which are presented at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a detailed breakout of common stocks by industry classification. Transfers between levels are recognized at May 31, 2014, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.

Level 3 Reconciliation Disclosure
Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of September 27, 2013 (inception)	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	3,082
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of May 31, 2014	$3,082

Change in unrealized appreciation/depreciation
during the period for level 3 investments held
at May 31, 2014	$-

The Level 3 investments as of May 31, 2014 represented .01% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Derivatives at May 31, 2014 (Unaudited)
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased and written options during the period ended May 31, 2014 were $62,360 and $55,022, respectively. The average monthly notional amount of total return swaps contracts during the period ended May 31, 2014 was $1,526,198 for long positions and $502,429 for short positions.

Transactions in written options contracts for the period ended May 31, 2014, are as follows:

			Number of	Premiums
			Contract	Received
Beginning Balance			-	$-
Options written			4,117	616,706
Options closed			(2,716)	(373,152)
Options expired			(966)	(173,751)
Options exercised			-	-
Outstanding at May 31, 2014			435	$69,803

Values of Derivative Instruments as of May 31, 2014:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$114,042	Options Written, at fair value	$68,181
Equity Contracts - Swaps*	Net Assets - unrealized appreciation on swap contracts	$12,367	N/A	$-
Total		$126,409		$68,181
*Includes cumulative appreciation (depreciation) of swap contracts as reported in Schedule of Total Return Swaps.

Loeb King Asia Fund
Schedule of Investments
May 31, 2014 (Unaudited)

		Fair
	Quantity	Value
COMMON STOCKS - 90.2%
Bermuda - 4.8%
Genting Hong Kong Ltd. (b)	1,007,500	$377,813
Total Bermuda		377,813

Cayman Islands - 2.1%
Stella International Holdings Ltd. (a)	62,000	164,337
Total Cayman Islands		164,337

Hong Kong - 20.7%
Dah Sing Financial Holdings Ltd. (a)	88,700	474,221
Power Assets Holdings Ltd. (a)(c)	80,694	702,551
Qingling Motors Co. Ltd. (a)	515,000	159,423
SmarTone Telecommunications Holdings Ltd. (a)	255,462	292,928
Total Hong Kong		1,629,123

Japan - 60.3%
Aozora Bank Ltd. (a)(c)	437,342	1,340,380
Avex Group Holdings, Inc. (a)	10,100	172,236
CAC Holdings Corp. (a)	25,433	282,062
DCM Holdings Co. Ltd. (a)(c)	48,312	328,882
Fancl Corp. (a)(c)	59,840	711,849
Kaken Pharmaceutical Co. Ltd. (a)	10,287	205,134
Nichirei Corp. (a)(c)	51,629	254,088
Nippon Ceramic Co. Ltd. (a)(c)	24,914	428,041
Resona Holdings, Inc. (a)	14,976	78,264
Sankyo Co. Ltd. (a)	5,337	198,434
SKY Perfect JSAT Holdings, Inc. (a)	80,899	420,389
Sony Corp. (a)	4,740	75,756
Suzuki Motor Corp. (a)(c)	7,995	237,572
Total Japan		4,733,087

Malaysia - 0.8%
MPHB Capital Berhad (b)(a)	93,000	59,337
Total Malaysia		59,337

Philippines - 1.5%
Lopez Holding Corp. (a)	704,000	79,804
San Miguel Pure Foods Co., Inc. (a)	6,900	37,532
Total Philippines		117,336
TOTAL COMMON STOCKS (Cost $6,910,187)		7,081,033

		Fair
	Quantity	Value
PURCHASED PUT OPTIONS - 0.3%
iShares China Large Cap
Expiration July 2014, Exercise Price: $33.00	101	$1,414
Expiration July 2014, Exercise Price: $34.00	67	1,809
WisdomTree Japan Hedged Equity
Expiration June 2014, Exercise Price: $43.00	368	1,472
Expiration June 2014, Exercise Price: $44.00	144	1,008
Expiration June 2014, Exercise Price: $46.00	180	5,220
Expiration July 2014, Exercise Price: $45.00	90	4,050
Expiration July 2014, Exercise Price: $46.00	70	4,620
TOTAL PURCHASED OPTIONS (Cost $61,229)		19,593

Total Investments (Cost $6,971,416) - 90.5%		$7,100,626
Other Assets in Excess of Liabilities - 9.5%		746,000
TOTAL NET ASSETS - 100.0%		$7,846,626

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign issued security
(b)	Non-income producing
(c)	All or a portion of this security has been segregated as collateral for securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following information for the Fund is presented on an income tax basis as of May 31, 2014*:
	Cost of Investments	$6,971,416
	Gross Unrealized Appreciation	230,380
	Gross Unrealized Depreciation	(101,170)
	Net Unrealized Gain/(Loss)	$129,210

Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Please refer to the notes to financial statements section in the fund's upcoming annual report for federal tax information.

Loeb King Asia Fund
Schedule of Securities Sold Short
May 31, 2014 (Unaudited)

		Fair
	Quantity	Value
COMMON STOCKS - 3.2%
Hong Kong - 2.0%
CLP Holdings Ltd. (a)	19,914	$163,875
Total Hong Kong		163,875

Japan - 1.2%
Mitsubishi UFJ Financial Group, Inc. (a)	7,900	44,467
Sumitomo Mitsui Financial Group, Inc. (a)	1,150	46,372
Total Japan		90,839
TOTAL COMMON STOCKS (Proceeds $242,704)		254,714

EXCHANGE TRADED FUNDS - 17.4%
Hang Seng Investment Index Funds Series - H Share Index ETF (a)	31,388	418,617
iShares MSCI Australia ETF	3,050	81,008
iShares MSCI Malaysia ETF	13,400	214,668
iShares MSCI Phillippines ETF	1,200	43,260
Nomura Nikkei 225 Index ETF (a)	24,760	300,136
Nomura Tokyo Price Index ETF (a)	2,090	308,573
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,328,257)		1,366,262

Total Securities Sold Short (Proceeds $1,570,961) - 20.6%		$1,620,976

Percentages are stated as a percent of net assets

As of May 31, 2014, securities and cash collateral of $2,099,495 has been pledged in connection with open short securities.

ADR American Depository Receipt
(a) Foreign issued security

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Loeb King Asia Fund
Schedule of Total Return Swaps
May 31, 2014 (Unaudited)

Reference Entity	Counterparty	Termination Date	Interest Rate Receive/(Pay) (a)	Number of Contracts Long/(Short)	Notional Amount (b)	Unrealized Appreciation/ (Depreciation)
GrainCorp. Ltd. - A	JP Morgan Chase	4/7/2015	3.15%	28,200	$ 231,212	$41
MPHB Capital Berhad	JP Morgan Chase	4/8/2014	0.15%	415,000	264,784	11,546
						$11,587

(a) The interest rate represents the average financing rate as of May 31,2014
(b) Notional value represents the market value (including any fees on commissions) of the long and short positions when they are established

Loeb King Asia Fund
Portfolio Diversification
May 31, 2014 (Unaudited)

LONG SECURITIES
	Quantity	Percentage
COMMON STOCKS
Consumer Discretionary	$2,214,646	28.2%
Consumer Staples	1,003,469	12.8
Financials	1,952,202	24.9
Health Care	205,134	2.6
Information Technology	710,103	9.1
Telecommunication Services	292,928	3.7
Utilities	702,551	9.0
TOTAL COMMON STOCKS	7,081,033	90.24

PURCHASED OPTIONS
Finance and Insurance	19,593	0.3
TOTAL PURCHASED OPTIONS	19,593	0.25

Total Investments	7,100,626	90.5
Other Assets and Liabilites, Net	746,000	9.5
TOTAL NET ASSETS	$7,846,626	100.0%

SHORT SECURITIES
	Quantity	Percentage
COMMON STOCKS
Financials	$(90,839)	(1.2	) %
Utilities	(163,875)	(2.1)
TOTAL COMMON STOCKS	(254,714)	(3.3)

EXCHANGE TRADED FUNDS
Finance and Insurance	(418,617)	(5.3)
Index Based	(947,645)	(12.1)
TOTAL EXCHANGE TRADED FUNDS	(1,366,262)	(17.4)

Total Securities Sold Short	$(1,620,976)	$(20.7	) %

Percentages are stated as a percent of net assets.

Summary of Fair Value Exposure at May 31, 2014 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.  If such prices are not available, the security will be valued at a bid price from at least one independent broker.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, bank loans, U.S. Treasuries and U.S. government agency issues are priced based upon v provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  Th party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, br supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors it available form an independent broker, the security may be valued at its purchase price.  Each day thereafter, the debt security will be valued acco the procedures approved by the Board until an independent source can be secured.  Debt obligations with remaining maturities of sixty days or less be valued at their amortized cost, which approximates market value.  If such prices are not available, the security will be valued at a bid price from at least one independent broker.  These securities will generally be classified in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  These securities will generally be categorized in level 1 of the fair value hierarchy.  Equity total return swap transactions are valued at fair value, based upon the price of the underlying security taking into account any fees and expenses associated with the swap agreement.  Equity total return swap contracts are generally classified in level 2 of the fair value heirarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at the investment company's applicable asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.  These securities will gen be categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determina The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Long Securities
Common Stocks	$6,703,221	$377,813	$-	$7,081,033
Purchased Options	12,493	7,100	-	19,593
Total Investment in Long Securities	$6,715,714	$384,913	$-	$7,100,626

Securities Sold Short
Common Stocks	$7,081,033	$-	$-	$7,081,033
Exchange Traded Funds	1,366,262	-	-	1,366,262
Total Investment in Short Securities	$8,447,295	$-	$-	$8,447,295

Other Financial Instruments*
Total Return Swap Contracts	$-	$11,587	$-	$11,587
Total Other Financial Instruments	$-	$11,587	$-	$11,587

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps, which are presented at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a detailed breakout of common stocks by industry classification. Transfers between levels are recognized at May 31, 2014, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no level 3 securities held in the Fund during the period ended May 31, 2014.

Derivatives at May 31, 2014 (Unaudited)
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associa with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest ra risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased options during the period ended May 31, 2014 was $20,677. The average monthly notional amount of total return swaps contracts during the period ended May 31, 2014 was $359,634 for long positions.

Values of Derivative Instruments as of May 31, 2014:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$19,593	N/A	N/A
Equity Contracts - Swaps*	Net Assets - unrealized appreciation on swap contracts	$11,587	N/A	N/A
Total		$31,180
*Includes cumulative appreciation (depreciation) of swap contracts as reported in Schedule of Total Return Swaps.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Loeb King Trust

By (Signature and Title)                  /s/ Gideon J. King
Gideon J. King,
President/Principal Executive Officer

Date         07/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Gideon J. King
Gideon J. King,
President/Principal Executive Officer

Date         07/25/2014

By (Signature and Title)*                /s/ David S. Hampson
David S. Hampson,
Treasurer/Principal Financial Officer

Date         07/25/2014

* Print the name and title of each signing officer under his or her signature.